Investment securities	12 Months Ended
Dec. 31, 2022
Investment securities
Investment securities

5.Investment securities

	As of December 31,
	2021	2022
	RMB	RMB
Short-term investments_ Fair value option	3,621,637	2,434,864
Long-term investment securities, net_ Held-to-maturity	—	2,851,966
Long-term investment securities, net_ Available-for-sale	—	557,492
Total	3,621,637	5,844,322

Short-term investments of RMB432,753 and nil were held as collateral for the Group’s notes payable as of December 31, 2021 and 2022 (Note 13).

The allowance for credit losses recorded in long-term investment securities as of December 31, 2021 and 2022 were nil and RMB3,739.